Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

Closing of the Business Combination

On January 15, 2025 (the “Closing Date”), the Company consummated the previously announced Business Combination contemplated by the Business Combination Agreement. Pursuant to the Business Combination Agreement, the Business Combination was completed in four steps: (i) at the Closing Date, each SPAC Unit outstanding immediately prior to the Closing Date was automatically detached, and the holder thereof was deemed to hold one (1) SPAC Class A Ordinary Share and one-half (1/2) of a SPAC Warrant in accordance with the terms of the applicable SPAC Unit; (ii) each SPAC Class B Ordinary Share that was issued and outstanding immediately prior to the Closing Date was automatically converted into one (1) SPAC Class A Ordinary Share in accordance with the terms of the SPAC Articles (such automatic conversion, the “SPAC Class B Conversion”); (iii)  each SPAC Class A Ordinary Share (which, for the avoidance of doubt, includes the SPAC Class A Ordinary Shares (A) issued in connection with the SPAC Class B Conversion and (B) held as a result of the unit separation) that was issued and outstanding was cancelled in exchange for the right to receive one (1) CayCo Ordinary Share; and (iv)  each SPAC Warrant that was outstanding and unexercised was converted into and become the right to receive a CayCo Warrant, which is on the same terms and conditions as the applicable SPAC Warrant. Unless otherwise defined herein, capitalized terms used herein are defined in the Business Combination Agreement.

In connection with the closing of the Business Combination, FST Merger Ltd. merged with and into Chenghe with Chenghe being the surviving company and as a direct, wholly owned subsidiary of the Company, and Chenghe changed its name to “FST Ltd.”, the Company’s Ordinary Shares commenced trading on the Nasdaq Global Market under the symbol “KBSX” on January 16, 2025.

The Group is in the process of evaluating the accounting treatment of the Business Combination. The Group expected the Business Combination will be accounted for as a reverse merger in accordance with GAAP. Under this method of accounting, Chenghe will be treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the Company’s shareholders expecting to have a majority of the voting power of the combined company, the Company comprising the ongoing operations of the combined entity, the Company comprising a majority of the governing body of the combined company, and the Company’s senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination will be treated as the equivalent of the Company issuing share for the net assets of Chenghe, accompanied by a recapitalization. The net assets of Chenghe will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Transactions will be those of the Company.

The impact of new tariffs policy in U.S.

In April, 2025, the U.S. has recently enacted and proposed to enact significant new tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. The Group is in the process of evaluating the effect of these developments, or the perception that any of them could occur.

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements, and it did not identify any other subsequent events with material financial impact on the Group’s consolidated financial statements.